SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2021
SUPPLEMENTAL CASH FLOW INFORMATION
SUPPLEMENTAL CASH FLOW INFORMATION

20) SUPPLEMENTAL CASH FLOW INFORMATION

a)	Changes in Non-Cash Operating Working Capital

($ thousands)	December 31, 2021	December 31, 2020	December 31, 2019
Accounts receivable	$(144,413)	$84,685	$(255)
Other assets	(7,583)	(3,333)	3,177
Accounts payable - operating	57,353	2,317	(6,119)
Non-cash operating activities	$(94,643)	$83,669	$(3,197)

b)	Changes in Non-Cash Financing Working Capital

($ thousands)	December 31, 2021	December 31, 2020	December 31, 2019
Dividends payable	$(1,749)	$65	$(96)
Non-cash financing activities	$(1,749)	$65	$(96)

c)	Changes in Non-Cash Investing Working Capital

($ thousands)	December 31, 2021	December 31, 2020	December 31, 2019
Accounts payable - investing(1)	$32,793	$(28,390)	$15,724
Non-cash investing activities(1)	$32,793	$(28,390)	$15,724
(1)	Relates to changes in accounts payable for capital and office expenditures and included in capital and office expenditures on the Consolidated Statements of Cash Flows, with the exclusion of the Bruin and Dunn County acquisitions. See Note 3.

During the year ended December 31, 2021, Enerplus, received a $4.6 million distribution associated with a privately held investment. This distribution is recorded within Transaction costs and other expense/(income) on the Consolidated Statements of Income/(Loss), and reflected as an investing activity on the Consolidated Statements of Cash Flows.

d)	Cash Income taxes and Interest payments

($ thousands)	December 31, 2021	December 31, 2020	December 31, 2019
Income taxes paid/(received)	$5,500	$(42,716)	$(53,674)
Interest paid	$25,808	$21,276	$25,517